Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$362,452,123.51	0.9293644	$317,774,488.64	0.8148064	$44,677,634.87
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,083,682,123.51	0.7462193	$1,039,004,488.64	0.7154545	$44,677,634.87

Weighted Avg. Coupon (WAC)	4.48%		4.48%
Weighted Avg. Remaining Maturity (WARM)	46.57		45.66
Pool Receivables Balance	$1,147,753,949.67		$1,100,188,326.49
Remaining Number of Receivables	75,671		74,262

Adjusted Pool Balance	$1,128,835,545.32		$1,082,296,342.33

III. COLLECTIONS

Principal:
Principal Collections	$46,142,863.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,091,413.31
Total Principal Collections	$47,234,277.10

Interest:
Interest Collections	$4,112,638.94
Late Fees & Other Charges	$66,342.11
Interest on Repurchase Principal	$-
Total Interest Collections	$4,178,981.05

Collection Account Interest	$3,939.20
Reserve Account Interest	$677.10
Servicer Advances	$-

Total Collections	$51,417,874.45

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$51,417,874.45
Reserve Account Release	$-
Total Available for Distribution	$51,417,874.45

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$956,461.62		$956,461.62	$956,461.62
Collection Account Interest					$3,939.20
Late Fees & Other Charges					$66,342.11
Total due to Servicer					$1,026,742.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$163,103.46		$163,103.46
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$528,229.63		$528,229.63	$528,229.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$49,761,593.31

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$44,677,634.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$44,677,634.87
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$44,677,634.87		$44,677,634.87
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$44,677,634.87		$44,677,634.87

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,083,958.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,918,404.35
Beginning Period Amount	$18,918,404.35
Current Period Amortization	$1,026,420.19
Ending Period Required Amount	$17,891,984.16
Ending Period Amount	$17,891,984.16
Next Distribution Date Amount	$16,897,397.19

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$45,153,421.81	$43,291,853.69	$43,291,853.69
Overcollateralization as a % of Original Adjusted Pool		3.02%	2.89%	2.89%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.10%	73,592	98.84%	$1,087,437,642.13
30 - 60 Days	0.77%	575	0.99%	$10,853,064.09
61 - 90 Days	0.11%	78	0.14%	$1,559,838.83
91 + Days	0.02%	17	0.03%	$337,781.44
		74,262		$1,100,188,326.49
Total
Delinquent Receivables 61 + days past due	0.13%	95	0.17%	$1,897,620.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	119	0.20%	$2,316,615.35
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.18%	138	0.23%	$2,769,730.10
Three-Month Average Delinquency Ratio	0.15%		0.20%

Repossession in Current Period		34		$690,720.41
Repossession Inventory		91		$663,951.93

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,422,759.39
Recoveries				$(1,091,413.31)
Net Charge-offs for Current Period				$331,346.08

Beginning Pool Balance for Current Period				$1,147,753,949.67

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				1.24%
Three-Month Average Net Loss Ratio for Current Period				0.75%

Cumulative Net Losses for All Periods				$4,811,201.32
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$3,692,027.43
Number of Extensions				190

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